Selling, General and Administrative Expenses - Schedule of Selling, General and Administrative Expenses (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Selling, General and Administrative Expenses [Line Items]
Total selling, general and administrative expenses	$ 305	$ 284
Network and IT costs [Member]
Schedule of Selling, General and Administrative Expenses [Line Items]
Total selling, general and administrative expenses	140	124
Personnel costs [Member]
Schedule of Selling, General and Administrative Expenses [Line Items]
Total selling, general and administrative expenses	89	86
Customer associated costs [Member]
Schedule of Selling, General and Administrative Expenses [Line Items]
Total selling, general and administrative expenses	41	39
Consulting, professional and other services [Member]
Schedule of Selling, General and Administrative Expenses [Line Items]
Total selling, general and administrative expenses	14	5
Taxes, other than income taxes [Member]
Schedule of Selling, General and Administrative Expenses [Line Items]
Total selling, general and administrative expenses	9	7
Facility and office supplies [Member]
Schedule of Selling, General and Administrative Expenses [Line Items]
Total selling, general and administrative expenses	6	9
Losses on receivables [Member]
Schedule of Selling, General and Administrative Expenses [Line Items]
Total selling, general and administrative expenses	2	2
Other [Member]
Schedule of Selling, General and Administrative Expenses [Line Items]
Total selling, general and administrative expenses	$ 4	$ 12